UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, MA 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 36.6% †
Common Stock – 36.6%
Advertising – 0.0% *
Omnicom Group Inc.	741	$50,403	(a	)
The Interpublic Group of Companies Inc.	1,166	26,666
		77,069
Aerospace & Defense – 1.0%
Arconic Inc.	1,319	29,031
General Dynamics Corp.	847	173,398	(a	)
Harris Corp.	349	59,054	(a	)
Huntington Ingalls Industries Inc.	145	37,132
L3 Technologies Inc.	228	48,477	(a	)
Lockheed Martin Corp.	758	262,238	(a	)
Northrop Grumman Corp.	529	167,889	(a	)
Raytheon Co.	868	179,381	(a	)
Rockwell Collins Inc.	486	68,268	(a	)
Textron Inc.	798	57,033	(a	)
The Boeing Co.	1,646	612,147	(a	)
TransDigm Group Inc.	145	53,984	(a,b	)
United Technologies Corp.	2,308	322,681	(a	)
		2,070,713
Agricultural & Farm Machinery – 0.1%
Deere & Co.	976	146,722	(a	)
Agricultural Products – 0.0% *
Archer-Daniels-Midland Co.	1,775	89,229	(a	)
Air Freight & Logistics – 0.3%
CH Robinson Worldwide Inc.	443	43,379
Expeditors International of Washington Inc.	597	43,897
FedEx Corp.	743	178,907	(a	)
United Parcel Service Inc., Class B	2,122	247,743	(a	)
		513,926
Airlines – 0.2%
Alaska Air Group Inc.	335	23,068
American Airlines Group Inc.	1,194	49,348	(a	)
Delta Air Lines Inc.	1,900	109,877	(a	)
Southwest Airlines Co.	1,548	96,673	(a	)
United Continental Holdings Inc.	736	65,548	(a,b	)
		344,514
Alternative Carriers – 0.0% *
CenturyLink Inc.	3,074	65,169	(a	)
Apparel Retail – 0.2%
Foot Locker Inc.	400	20,392
L Brands Inc.	607	18,392
Ross Stores Inc.	1,135	112,478	(a	)
The Gap Inc.	810	23,369
The TJX Companies Inc.	1,918	214,854	(a	)
		389,485
Apparel, Accessories & Luxury Goods – 0.1%
Hanesbrands Inc.	1,196	22,042
Michael Kors Holdings Ltd.	477	32,703	(b	)
PVH Corp.	256	36,966
Ralph Lauren Corp.	158	21,733
Tapestry Inc.	936	47,053
Under Armour Inc., Class A	679	14,408	(b	)
Under Armour Inc., Class C	682	13,272	(b	)
VF Corp.	1,052	98,310	(a	)
		286,487
Application Software – 0.6%
Adobe Systems Inc.	1,505	406,275	(a,b	)
ANSYS Inc.	260	48,537	(b	)
Autodesk Inc.	701	109,433	(a,b	)
Cadence Design Systems Inc.	900	40,788	(b	)
Citrix Systems Inc.	406	45,131	(b	)
Intuit Inc.	808	183,739	(a	)
salesforce.com Inc.	2,308	367,041	(a,b	)
Synopsys Inc.	500	49,305	(b	)
		1,250,249
Asset Management & Custody Banks – 0.4%
Affiliated Managers Group Inc.	162	22,149
Ameriprise Financial Inc.	459	67,776	(a	)

	Number of Shares	Fair Value
BlackRock Inc.	374	$176,277	(a	)
Franklin Resources Inc.	992	30,167
Invesco Ltd.	1,409	32,238
Northern Trust Corp.	671	68,529	(a	)
State Street Corp.	1,195	100,117	(a,c	)
T Rowe Price Group Inc.	719	78,500	(a	)
The Bank of New York Mellon Corp.	2,795	142,517	(a	)
		718,270
Auto Parts & Equipment – 0.0% *
BorgWarner Inc.	639	27,336
Automobile Manufacturers – 0.1%
Ford Motor Co.	11,815	109,289	(a	)
General Motors Co.	4,153	139,831	(a	)
		249,120
Automotive Retail – 0.1%
Advance Auto Parts Inc.	222	37,369
AutoZone Inc.	87	67,486	(a,b	)
CarMax Inc.	603	45,026	(b	)
O’Reilly Automotive Inc.	259	89,956	(a,b	)
		239,837
Biotechnology – 1.0%
AbbVie Inc.	4,657	440,459	(a	)
Alexion Pharmaceuticals Inc.	668	92,859	(a,b	)
Amgen Inc.	1,990	412,507	(a	)
Biogen Inc.	615	217,286	(a,b	)
Celgene Corp.	2,144	191,867	(a,b	)
Gilead Sciences Inc.	3,976	306,987	(a	)
Incyte Corp.	580	40,066	(b	)
Regeneron Pharmaceuticals Inc.	249	100,606	(a,b	)
Vertex Pharmaceuticals Inc.	776	149,566	(a,b	)
		1,952,203
Brewers – 0.0% *
Molson Coors Brewing Co., Class B	581	35,732
Broadcasting – 0.1%
CBS Corp., Class B	993	57,048	(a	)
Discovery Inc., Class A	561	17,952	(b	)
Discovery Inc., Class C	887	26,237	(b	)
		101,237
Building Products – 0.1%
AO Smith Corp.	500	26,685	(a	)
Fortune Brands Home & Security Inc.	463	24,243
Johnson Controls International PLC	2,780	97,300	(a	)
Masco Corp.	873	31,952
		180,180
Cable & Satellite – 0.3%
Charter Communications Inc., Class A	544	177,279	(a,b	)
Comcast Corp., Class A	14,076	498,431	(a	)
DISH Network Corp., Class A	800	28,608	(b	)
		704,318
Casinos & Gaming – 0.0% *
MGM Resorts International	1,700	47,447	(a	)
Wynn Resorts Ltd.	265	33,671
		81,118
Commodity Chemicals – 0.1%
LyondellBasell Industries N.V., Class A	964	98,820	(a	)
Communications Equipment – 0.4%
Arista Networks Inc.	160	42,538	(b	)
Cisco Systems Inc.	14,090	685,478	(a	)
F5 Networks Inc.	207	41,280	(a,b	)
Juniper Networks Inc.	1,045	31,319
Motorola Solutions Inc.	513	66,762	(a	)
		867,377
Computer & Electronics Retail – 0.0% *
Best Buy Company Inc.	718	56,981	(a	)
Construction & Engineering – 0.0% *
Fluor Corp.	514	29,863
Jacobs Engineering Group Inc.	356	27,234
Quanta Services Inc.	558	18,626	(b	)
		75,723
Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	1,821	277,684	(a	)

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Cummins Inc.	489	$71,428	(a	)
PACCAR Inc.	1,125	76,714	(a	)
		425,826
Construction Materials – 0.0% *
Martin Marietta Materials Inc.	211	38,391
Vulcan Materials Co.	449	49,929	(a	)
		88,320
Consumer Finance – 0.3%
American Express Co.	2,160	230,018	(a	)
Capital One Financial Corp.	1,451	137,744	(a	)
Discover Financial Services	1,027	78,514	(a	)
Synchrony Financial	2,016	62,657	(a	)
		508,933
Copper – 0.0% *
Freeport-McMoRan Inc.	4,627	64,408	(a	)
Data Processing & Outsourced Services – 1.3%
Alliance Data Systems Corp.	158	37,313
Automatic Data Processing Inc.	1,336	201,282	(a	)
Broadridge Financial Solutions Inc.	390	51,461
Fidelity National Information Services Inc.	992	108,197	(a	)
Fiserv Inc.	1,214	100,009	(a,b	)
FleetCor Technologies Inc.	260	59,238	(b	)
Global Payments Inc.	508	64,719	(a	)
Mastercard Inc., Class A	2,816	626,870	(a	)
Paychex Inc.	1,009	74,313	(a	)
PayPal Holdings Inc.	3,636	319,386	(a,b	)
The Western Union Co.	1,491	28,419
Total System Services Inc.	531	52,431
Visa Inc., Class A	5,478	822,193	(a	)
		2,545,831
Department Stores – 0.1%
Kohl’s Corp.	552	41,152
Macy’s Inc.	919	31,917
Nordstrom Inc.	429	25,658
		98,727
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	462	23,354	(a	)
Constellation Brands Inc., Class A	504	108,673	(a	)
		132,027
Distributors – 0.0% *
Genuine Parts Co.	490	48,706
LKQ Corp.	1,036	32,810	(b	)
		81,516
Diversified Banks – 1.7%
Bank of America Corp.	28,672	844,677	(a	)
Citigroup Inc.	7,755	556,344	(a	)
JPMorgan Chase & Co.	10,383	1,171,618	(a	)
U.S. Bancorp	4,691	247,732	(a	)
Wells Fargo & Co.	13,365	702,464	(a	)
		3,522,835
Diversified Chemicals – 0.2%
DowDuPont Inc.	7,106	456,987	(a	)
Eastman Chemical Co.	405	38,767	(a	)
		495,754
Diversified Support Services – 0.0% *
Cintas Corp.	252	49,848	(a	)
Copart Inc.	700	36,071	(b	)
		85,919
Drug Retail – 0.1%
Walgreens Boots Alliance Inc.	2,571	187,426	(a	)
Electric Utilities – 0.7%
Alliant Energy Corp.	690	29,373
American Electric Power Company Inc.	1,486	105,328	(a	)
Duke Energy Corp.	2,168	173,483	(a	)
Edison International	1,043	70,590	(a	)
Entergy Corp.	600	48,678
Evergy Inc.	899	49,373
Eversource Energy	992	60,948	(a	)
Exelon Corp.	2,910	127,051	(a	)
FirstEnergy Corp.	1,392	51,741	(a	)
NextEra Energy Inc.	1,443	241,847	(a	)
PG&E Corp.	1,638	75,364	(a	)

	Number of Shares	Fair Value
Pinnacle West Capital Corp.	331	$26,209
PPL Corp.	2,060	60,276	(a	)
The Southern Co.	3,060	133,416	(a	)
Xcel Energy Inc.	1,636	77,235	(a	)
		1,330,912
Electrical Components & Equipment – 0.2%
AMETEK Inc.	755	59,736	(a	)
Eaton Corporation PLC	1,308	113,443	(a	)
Emerson Electric Co.	1,904	145,808	(a	)
Rockwell Automation Inc.	404	75,758	(a	)
		394,745
Electronic Components – 0.1%
Amphenol Corp., Class A	899	84,524	(a	)
Corning Inc.	2,423	85,532	(a	)
		170,056
Electronic Equipment & Instruments – 0.0% *
FLIR Systems Inc.	503	30,919
Electronic Manufacturing Services – 0.0% *
IPG Photonics Corp.	100	15,607	(b	)
Environmental & Facilities Services – 0.1%
Republic Services Inc.	634	46,066
Rollins Inc.	300	18,207
Stericycle Inc.	314	18,426	(b	)
Waste Management Inc.	1,192	107,709	(a	)
		190,408
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	701	38,163
FMC Corp.	424	36,964
The Mosaic Co.	1,064	34,559
		109,686
Financial Exchanges & Data – 0.3%
Cboe Global Markets Inc.	320	30,707
CME Group Inc.	1,033	175,827	(a	)
Intercontinental Exchange Inc.	1,740	130,309	(a	)
Moody’s Corp.	534	89,285	(a	)
MSCI Inc.	300	53,223
Nasdaq Inc.	351	30,116
S&P Global Inc.	765	149,473	(a	)
		658,940
Food Distributors – 0.1%
Sysco Corp.	1,538	112,659	(a	)
Food Retail – 0.0% *
The Kroger Co.	2,367	68,903	(a	)
Footwear – 0.2%
NIKE Inc., Class B	3,925	332,526	(a	)
General Merchandise Stores – 0.1%
Dollar General Corp.	839	91,703	(a	)
Dollar Tree Inc.	702	57,248	(a,b	)
Target Corp.	1,595	140,695	(a	)
		289,646
Gold – 0.0% *
Newmont Mining Corp.	1,700	51,340	(a	)
Health Care REITs – 0.1%
HCP Inc.	1,527	40,190
Ventas Inc.	1,118	60,797	(a	)
Welltower Inc.	1,109	71,331	(a	)
		172,318
Healthcare Distributors – 0.1%
AmerisourceBergen Corp.	458	42,237
Cardinal Health Inc.	962	51,948	(a	)
Henry Schein Inc.	464	39,454	(b	)
McKesson Corp.	645	85,559	(a	)
		219,198
Healthcare Equipment – 0.9%
Abbott Laboratories	5,387	395,190	(a	)
ABIOMED Inc.	140	62,965	(b	)
Baxter International Inc.	1,488	114,710	(a	)
Becton Dickinson and Co.	817	213,237	(a	)
Boston Scientific Corp.	4,199	161,661	(a,b	)
Danaher Corp.	1,879	204,172	(a	)
Edwards Lifesciences Corp.	630	109,683	(a,b	)
Hologic Inc.	948	38,849	(b	)
IDEXX Laboratories Inc.	271	67,658	(a,b	)

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Intuitive Surgical Inc.	347	$199,178	(a,b	)
ResMed Inc.	440	50,750
Stryker Corp.	944	167,730	(a	)
Varian Medical Systems Inc.	321	35,930	(b	)
Zimmer Biomet Holdings Inc.	650	85,455	(a	)
		1,907,168
Healthcare Facilities – 0.1%
HCA Healthcare Inc.	813	113,105	(a	)
Universal Health Services Inc., Class B	242	30,937
		144,042
Healthcare Services – 0.3%
CVS Health Corp.	3,114	245,134	(a	)
DaVita Inc.	419	30,013	(b	)
Envision Healthcare Corp.	433	19,801	(b	)
Express Scripts Holding Co.	1,707	162,182	(a,b	)
Laboratory Corporation of America Holdings	297	51,583	(a,b	)
Quest Diagnostics Inc.	465	50,178
		558,891
Healthcare Supplies – 0.1%
Align Technology Inc.	230	89,981	(a,b	)
DENTSPLY SIRONA Inc.	753	28,418
The Cooper Companies Inc.	140	38,801
		157,200
Healthcare Technology – 0.0% *
Cerner Corp.	1,026	66,085	(a,b	)
Home Building – 0.1%
D.R. Horton Inc.	1,153	48,633
Lennar Corp., Class A	856	39,967
PulteGroup Inc.	899	22,268
		110,868
Home Furnishings – 0.0% *
Leggett & Platt Inc.	494	21,632
Mohawk Industries Inc.	212	37,174	(b	)
		58,806
Home Improvement Retail – 0.5%
Lowe’s Companies Inc.	2,485	285,328	(a	)
The Home Depot Inc.	3,529	731,032	(a	)
		1,016,360
Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	2,433	51,336
Hotels, Resorts & Cruise Lines – 0.2%
Carnival Corp.	1,199	76,460	(a	)
Hilton Worldwide Holdings Inc.	960	77,549	(a	)
Marriott International Inc., Class A	869	114,734	(a	)
Norwegian Cruise Line Holdings Ltd.	600	34,458	(b	)
Royal Caribbean Cruises Ltd.	506	65,750	(a	)
		368,951
Household Appliances – 0.0% *
Whirlpool Corp.	194	23,038
Household Products – 0.5%
Church & Dwight Company Inc.	755	44,824
Colgate-Palmolive Co.	2,643	176,949	(a	)
Kimberly-Clark Corp.	1,051	119,436	(a	)
The Clorox Co.	376	56,554
The Procter & Gamble Co.	7,673	638,624	(a	)
		1,036,387
Housewares & Specialties – 0.0% *
Newell Brands Inc.	1,212	24,604
Human Resource & Employment Services – 0.0% *
Robert Half International Inc.	366	25,759
Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.	1,345	315,914	(a	)
Walmart Inc.	4,412	414,331	(a	)
		730,245
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	1,955	27,370
NRG Energy Inc.	1,065	39,831
		67,201
Industrial Conglomerates – 0.6%
3M Co.	1,803	379,910	(a	)
General Electric Co.	26,673	301,138	(a	)

	Number of Shares	Fair Value
Honeywell International Inc.	2,282	$379,725	(a	)
Roper Technologies Inc.	305	90,344	(a	)
		1,151,117
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	663	110,754	(a	)
Praxair Inc.	874	140,478	(a	)
		251,232
Industrial Machinery – 0.3%
Altra Industrial Motion Corp.	51	1,269
Dover Corp.	423	37,448
Flowserve Corp.	482	26,361
Fortive Corp.	888	74,770	(a	)
Illinois Tool Works Inc.	977	137,874	(a	)
Ingersoll-Rand PLC	734	75,088	(a	)
Parker-Hannifin Corp.	423	77,802	(a	)
Snap-on Inc.	182	33,415
Stanley Black & Decker Inc.	454	66,484	(a	)
Xylem Inc.	563	44,967
		575,478
Industrial REITs – 0.1%
Duke Realty Corp.	1,080	30,640
Prologis Inc. REIT	1,902	128,936	(a	)
		159,576
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	567	42,208
Marsh & McLennan Companies Inc.	1,524	126,065	(a	)
		168,273
Integrated Oil & Gas – 1.0%
Chevron Corp.	5,909	722,553	(a	)
Exxon Mobil Corp.	13,076	1,111,722	(a	)
Occidental Petroleum Corp.	2,332	191,620	(a	)
		2,025,895
Integrated Telecommunication Services – 0.7%
AT&T Inc.	22,404	752,326	(a	)
Verizon Communications Inc.	12,737	680,029	(a	)
		1,432,355
Interactive Home Entertainment – 0.2%
Activision Blizzard Inc.	2,325	193,417	(a	)
Electronic Arts Inc.	917	110,489	(a,b	)
Take-Two Interactive Software Inc.	330	45,537	(b	)
		349,443
Interactive Media & Services – 1.8%
Alphabet Inc., Class A	923	1,114,135	(a,b	)
Alphabet Inc., Class C	951	1,134,990	(a,b	)
Facebook Inc., Class A	7,451	1,225,391	(a,b	)
TripAdvisor Inc.	302	15,423	(b	)
Twitter Inc.	2,100	59,766	(b	)
		3,549,705
Internet & Direct Marketing Retail – 1.5%
Amazon.com Inc.	1,262	2,527,786	(a,b	)
Booking Holdings Inc.	146	289,664	(a,b	)
eBay Inc.	2,990	98,730	(a,b	)
Expedia Group Inc.	344	44,885
		2,961,065
Internet Services & Infrastructure – 0.0% *
Akamai Technologies Inc.	540	39,501	(b	)
VeriSign Inc.	287	45,954	(b	)
		85,455
Investment Banking & Brokerage – 0.3%
E*TRADE Financial Corp.	750	39,293	(a,b	)
Morgan Stanley	4,046	188,422	(a	)
Raymond James Financial Inc.	400	36,820
The Charles Schwab Corp.	3,666	180,184	(a	)
The Goldman Sachs Group Inc.	1,075	241,058	(a	)
		685,777
IT Consulting & Other Services – 0.3%
Cognizant Technology Solutions Corp., Class A	1,761	135,861	(a	)
DXC Technology Co.	834	77,996	(a	)
Gartner Inc.	300	47,550	(b	)
International Business Machines Corp.	2,802	423,690	(a	)
		685,097

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Leisure Products – 0.0% *
Hasbro Inc.	344	$36,161
Mattel Inc.	1,263	19,829
		55,990
Life & Health Insurance – 0.3%
Aflac Inc.	2,314	108,920	(a	)
Brighthouse Financial Inc.	341	15,086	(b	)
Lincoln National Corp.	684	46,279
MetLife Inc.	3,020	141,094	(a	)
Principal Financial Group Inc.	888	52,028
Prudential Financial Inc.	1,262	127,866	(a	)
Torchmark Corp.	375	32,509
Unum Group	757	29,576
		553,358
Life Sciences Tools & Services – 0.4%
Agilent Technologies Inc.	1,008	71,104	(a	)
Illumina Inc.	447	164,076	(a,b	)
IQVIA Holdings Inc.	500	64,870	(b	)
Mettler-Toledo International Inc.	73	44,455	(b	)
PerkinElmer Inc.	325	31,613
Thermo Fisher Scientific Inc.	1,235	301,439	(a	)
Waters Corp.	223	43,414	(b	)
		720,971
Managed Healthcare – 0.8%
Aetna Inc.	996	202,038	(a	)
Anthem Inc.	794	217,596	(a	)
Centene Corp.	614	88,895	(a,b	)
Cigna Corp.	739	153,897	(a	)
Humana Inc.	418	141,501	(a	)
UnitedHealth Group Inc.	2,969	789,873	(a	)
WellCare Health Plans Inc.	140	44,869	(b	)
		1,638,669
Metal & Glass Containers – 0.0% *
Ball Corp.	992	43,638
Motorcycle Manufacturers – 0.0% *
Harley-Davidson Inc.	553	25,051
Movies & Entertainment – 0.6%
Netflix Inc.	1,340	501,334	(a,b	)
The Walt Disney Co.	4,579	535,468	(a	)
Twenty-First Century Fox Inc., Class A	3,191	147,839	(a	)
Twenty-First Century Fox Inc., Class B	1,409	64,561
Viacom Inc., Class B	1,083	36,562
		1,285,764
Multi-Line Insurance – 0.1%
American International Group Inc.	2,694	143,429	(a	)
Assurant Inc.	144	15,545
Loews Corp.	911	45,759
The Hartford Financial Services Group Inc.	1,195	59,702	(a	)
		264,435
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	6,024	1,289,799	(a,b	)
Jefferies Financial Group Inc.	997	21,894
		1,311,693
Multi-Utilities – 0.4%
Ameren Corp.	800	50,576
CenterPoint Energy Inc.	1,491	41,226
CMS Energy Corp.	812	39,788
Consolidated Edison Inc.	985	75,047	(a	)
Dominion Energy Inc.	1,985	139,506	(a	)
DTE Energy Co.	533	58,166	(a	)
NiSource Inc.	1,192	29,705
Public Service Enterprise Group Inc.	1,638	86,470	(a	)
SCANA Corp.	528	20,534
Sempra Energy	874	99,417	(a	)
WEC Energy Group Inc.	996	66,493	(a	)
		706,928
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	330	41,510
Boston Properties Inc.	488	60,068	(a	)
SL Green Realty Corp.	275	26,821
Vornado Realty Trust	601	43,873
		172,272

	Number of Shares	Fair Value
Oil & Gas Drilling – 0.0% *
Helmerich & Payne Inc.	400	$27,508
Oil & Gas Equipment & Services – 0.2%
Baker Hughes a GE Co.	1,292	43,708	(a	)
Halliburton Co.	2,803	113,606	(a	)
National Oilwell Varco Inc.	1,105	47,603	(a	)
Schlumberger Ltd.	4,239	258,240	(a	)
		463,157
Oil & Gas Exploration & Production – 0.6%
Anadarko Petroleum Corp.	1,534	103,407	(a	)
Apache Corp.	1,121	53,438	(a	)
Cabot Oil & Gas Corp.	1,228	27,655
Cimarex Energy Co.	308	28,625
Concho Resources Inc.	630	96,232	(a,b	)
ConocoPhillips	3,556	275,234	(a	)
Devon Energy Corp.	1,674	66,860	(a	)
EOG Resources Inc.	1,768	225,544	(a	)
EQT Corp.	838	37,065
Hess Corp.	735	52,611	(a	)
Marathon Oil Corp.	2,499	58,177	(a	)
Newfield Exploration Co.	729	21,017	(b	)
Noble Energy Inc.	1,583	49,374	(a	)
Pioneer Natural Resources Co.	507	88,314	(a	)
		1,183,553
Oil & Gas Refining & Marketing – 0.3%
Andeavor	449	68,922	(a	)
HollyFrontier Corp.	460	32,154
Marathon Petroleum Corp.	1,359	108,679	(a	)
Phillips 66	1,295	145,972	(a	)
Valero Energy Corp.	1,296	147,420	(a	)
		503,147
Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Inc.	6,101	108,171	(a	)
ONEOK Inc.	1,224	82,975	(a	)
The Williams Companies Inc.	3,613	98,237	(a	)
		289,383
Packaged Foods & Meats – 0.4%
Campbell Soup Co.	560	20,513
Conagra Brands Inc.	1,266	43,006
General Mills Inc.	1,944	83,436	(a	)
Hormel Foods Corp.	817	32,190
Kellogg Co.	833	58,327
McCormick & Company Inc.	373	49,143
Mondelez International Inc., Class A	4,474	192,203	(a	)
The Hershey Co.	463	47,226
The JM Smucker Co.	390	40,018
The Kraft Heinz Co.	1,863	102,670	(a	)
Tyson Foods Inc., Class A	993	59,113	(a	)
		727,845
Paper Packaging – 0.1%
Avery Dennison Corp.	279	30,230
International Paper Co.	1,299	63,846	(a	)
Packaging Corporation of America	300	32,907
Sealed Air Corp.	464	18,629
WestRock Co.	843	45,050
		190,662
Personal Products – 0.1%
Coty Inc., Class A	1,737	21,817
The Estee Lauder Companies Inc., Class A	671	97,509	(a	)
		119,326
Pharmaceuticals – 1.8%
Allergan PLC	972	185,147	(a	)
Bristol-Myers Squibb Co.	5,003	310,586	(a	)
Eli Lilly & Co.	2,931	314,526	(a	)
Johnson & Johnson	8,287	1,145,015	(a	)
Merck & Company Inc.	8,193	581,211	(a	)
Mylan N.V.	1,630	59,658	(a,b	)
Nektar Therapeutics	550	33,528	(b	)
Pfizer Inc.	18,083	796,918	(a	)
Zoetis Inc.	1,454	133,128	(a	)
		3,559,717
Property & Casualty Insurance – 0.2%
Cincinnati Financial Corp.	523	40,172

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
The Allstate Corp.	1,040	$102,648	(a	)
The Progressive Corp.	1,763	125,244	(a	)
The Travelers Companies Inc.	809	104,935	(a	)
		372,999
Publishing – 0.0% *
News Corp., Class A	1,411	18,611
News Corp., Class B	442	6,011
		24,622
Railroads – 0.4%
CSX Corp.	2,489	184,310	(a	)
Kansas City Southern	351	39,761
Norfolk Southern Corp.	851	153,606	(a	)
Union Pacific Corp.	2,272	369,950	(a	)
		747,627
Real Estate Services – 0.0% *
CBRE Group Inc., Class A	1,009	44,497	(b	)
Regional Banks – 0.5%
BB&T Corp.	2,337	113,438	(a	)
Citizens Financial Group Inc.	1,401	54,037	(a	)
Comerica Inc.	556	50,151	(a	)
Fifth Third Bancorp	2,221	62,010	(a	)
Huntington Bancshares Inc.	3,607	53,816	(a	)
KeyCorp	3,402	67,666	(a	)
M&T Bank Corp.	466	76,676	(a	)
People’s United Financial Inc.	1,150	19,688
Regions Financial Corp.	3,627	66,555	(a	)
SunTrust Banks Inc.	1,383	92,371	(a	)
SVB Financial Group	150	46,625	(a,b	)
The PNC Financial Services Group Inc.	1,417	192,981	(a	)
Zions Bancorporation	652	32,698
		928,712
Research & Consulting Services – 0.1%
Equifax Inc.	406	53,011
Nielsen Holdings PLC	1,101	30,454
Verisk Analytics Inc.	514	61,963	(a,b	)
		145,428
Residential REITs – 0.2%
Apartment Investment & Management Co., Class A	579	25,551
AvalonBay Communities Inc.	437	79,163	(a	)
Equity Residential	1,181	78,253	(a	)
Essex Property Trust Inc.	223	55,017
Mid-America Apartment Communities Inc.	396	39,671
UDR Inc.	817	33,031
		310,686
Restaurants – 0.4%
Chipotle Mexican Grill Inc.	83	37,725	(b	)
Darden Restaurants Inc.	388	43,142
McDonald’s Corp.	2,384	398,819	(a	)
Starbucks Corp.	4,125	234,465	(a	)
Yum! Brands Inc.	948	86,183	(a	)
		800,334
Retail REITs – 0.2%
Federal Realty Investment Trust	265	33,514
Kimco Realty Corp.	1,570	26,282
Realty Income Corp.	955	54,330
Regency Centers Corp.	500	32,335
Simon Property Group Inc.	941	166,322	(a	)
The Macerich Co.	346	19,130
		331,913
Semiconductor Equipment – 0.1%
Applied Materials Inc.	2,962	114,481	(a	)
KLA-Tencor Corp.	528	53,703	(a	)
Lam Research Corp.	468	70,996	(a	)
		239,180
Semiconductors – 1.3%
Advanced Micro Devices Inc.	2,570	79,387	(b	)
Analog Devices Inc.	1,114	103,000	(a	)
Broadcom Inc.	1,323	326,424	(a	)
Intel Corp.	14,213	672,133	(a	)
Microchip Technology Inc.	688	54,290	(a	)
Micron Technology Inc.	3,522	159,300	(a,b	)
NVIDIA Corp.	1,871	525,788	(a	)

	Number of Shares	Fair Value
Qorvo Inc.	392	$30,141	(b	)
QUALCOMM Inc.	4,315	310,810	(a	)
Skyworks Solutions Inc.	576	52,249	(a	)
Texas Instruments Inc.	2,982	319,939	(a	)
Xilinx Inc.	743	59,566	(a	)
		2,693,027
Soft Drinks – 0.5%
Monster Beverage Corp.	1,177	68,596	(a,b	)
PepsiCo Inc.	4,354	486,777	(a	)
The Coca-Cola Co.	11,787	544,441	(a	)
		1,099,814
Specialized Consumer Services – 0.0% *
H&R Block Inc.	765	19,699
Specialized REITs – 0.4%
American Tower Corp.	1,345	195,429	(a	)
Crown Castle International Corp.	1,258	140,053	(a	)
Digital Realty Trust Inc.	613	68,950	(a	)
Equinix Inc.	244	105,625	(a	)
Extra Space Storage Inc.	393	34,050
Iron Mountain Inc.	905	31,241
Public Storage	451	90,935	(a	)
SBA Communications Corp.	340	54,614	(a,b	)
Weyerhaeuser Co.	2,453	79,158	(a	)
		800,055
Specialty Chemicals – 0.2%
Albemarle Corp.	370	36,919
Ecolab Inc.	769	120,564	(a	)
International Flavors & Fragrances Inc.	276	38,397
PPG Industries Inc.	725	79,119	(a	)
The Sherwin-Williams Co.	248	112,892	(a	)
		387,891
Specialty Stores – 0.1%
Tiffany & Co.	331	42,689
Tractor Supply Co.	385	34,989
Ulta Salon Cosmetics & Fragrance Inc.	177	49,935	(b	)
		127,613
Steel – 0.0% *
Nucor Corp.	936	59,389	(a	)
Systems Software – 1.6%
CA Inc.	957	42,252
Microsoft Corp.	23,648	2,704,622	(a	)
Oracle Corp.	8,689	448,005	(a	)
Red Hat Inc.	573	78,088	(a,b	)
Symantec Corp.	2,143	45,603
		3,318,570
Technology Hardware, Storage & Peripherals – 1.7%
Apple Inc.	14,150	3,194,221	(a	)
Hewlett Packard Enterprise Co.	4,363	71,160	(a	)
HP Inc.	4,779	123,155	(a	)
NetApp Inc.	767	65,878	(a	)
Western Digital Corp.	974	57,018	(a	)
Xerox Corp.	786	21,206
		3,532,638
Tires & Rubber – 0.0% *
The Goodyear Tire & Rubber Co.	844	19,741
Tobacco – 0.4%
Altria Group Inc.	5,793	349,376	(a	)
Philip Morris International Inc.	4,777	389,516	(a	)
		738,892
Trading Companies & Distributors – 0.1%
Fastenal Co.	968	56,164
United Rentals Inc.	282	46,135	(b	)
WW Grainger Inc.	132	47,178
		149,477
Trucking – 0.0% *
JB Hunt Transport Services Inc.	297	35,325
Water Utilities – 0.0% *
American Water Works Company Inc.	598	52,606
Total Common Stock (Cost $58,886,960)		74,258,411

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Number of Shares	Fair Value
Preferred Stock – 0.0% *
Diversified Banks – 0.0% *
Wells Fargo & Co. 3.09% + 3 month USD LIBOR		1,469	$37,856	(d	)
Total Preferred Stock (Cost $36,725)			37,856
Total Domestic Equity (Cost $58,923,685)			74,296,267
Foreign Equity – 0.7%
Common Stock – 0.7%
Auto Parts & Equipment – 0.0% *
Aptiv PLC		870	72,993	(a	)
Building Products – 0.0% *
Allegion PLC		274	24,816
Consumer Electronics – 0.0% *
Garmin Ltd.		315	22,066
Electronic Manufacturing Services – 0.1%
TE Connectivity Ltd.		1,042	91,623	(a	)
Healthcare Equipment – 0.2%
Medtronic PLC		4,151	408,334	(a	)
Industrial Machinery – 0.0% *
Pentair PLC		518	22,455
Insurance Brokers – 0.1%
Aon PLC		732	112,567
Willis Towers Watson PLC		385	54,262	(a	)
			166,829
IT Consulting & Other Services – 0.2%
Accenture PLC, Class A		1,967	334,783	(a	)
Oil & Gas Equipment & Services – 0.0% *
TechnipFMC PLC		1,406	43,938
Pharmaceuticals – 0.0% *
Perrigo Company PLC		446	31,577
Property & Casualty Insurance – 0.1%
Chubb Ltd.		1,413	188,833	(a	)
Reinsurance – 0.0% *
Everest Re Group Ltd.		141	32,214
Research & Consulting Services – 0.0% *
IHS Markit Ltd.		1,170	63,133	(a,b	)
Technology Hardware, Storage & Peripherals – 0.0% *
Seagate Technology PLC		748	35,418	(a	)
Total Foreign Equity (Cost $1,260,280)			1,539,012

		Principal Amount	Fair Value
Bonds and Notes – 31.9%
U.S. Treasuries – 13.6%
U.S. Treasury Bonds
3.00%	08/15/48	$1,034,000	995,297
3.75%	11/15/43	189,000	206,965
4.50%	02/15/36	771,500	915,490
U.S. Treasury Notes
1.38%	12/15/19	2,850,700	2,806,261
1.50%	11/30/19 - 08/15/20	5,071,100	4,982,161
2.25%	03/31/20	7,670,200	7,613,552
2.75%	07/31/23	3,468,900	3,438,462
2.88%	07/31/25 - 05/15/28	6,770,300	6,704,404
			27,662,592
Agency Mortgage Backed – 3.5%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	2,436	2,538
5.00%	07/01/35	17,184	18,345
5.50%	05/01/20 - 04/01/39	33,674	36,467
6.00%	05/01/20 - 11/01/37	87,136	94,140
6.50%	11/01/28 - 07/01/29	5,258	5,510
7.00%	06/01/29 - 08/01/36	16,279	17,906

		Principal Amount	Fair Value
7.50%	09/01/33	$1,134	$1,203
8.00%	07/01/26 - 11/01/30	1,908	2,049
8.50%	04/01/30	4,885	5,847
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	436,665	421,421
3.50%	11/01/42 - 08/01/45	956,890	949,008
4.00%	05/01/19 - 03/01/41	221,146	225,381
4.50%	05/01/19 - 02/01/40	134,983	140,443
5.00%	07/01/20 - 05/01/39	60,686	64,572
5.50%	06/01/20 - 01/01/39	131,649	142,086
6.00%	02/01/20 - 05/01/41	393,324	428,134
6.50%	10/01/28 - 08/01/36	13,593	14,581
7.00%	05/01/33 - 12/01/33	566	591
7.50%	12/01/26 - 12/01/33	4,776	5,189
8.00%	06/01/24 - 12/01/30	6,150	6,315
9.00%	12/01/22	363	382
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	485	496	(d	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	271,000	261,383	(e	)
3.00%	TBA	935,934	915,885	(e	)
3.50%	TBA	868,000	854,150	(e	)
4.50%	TBA	650,000	670,449	(e	)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	336,575	345,107
4.50%	08/15/33 - 03/20/41	149,262	156,018
5.00%	08/15/33	7,230	7,544
6.00%	07/15/33 - 04/15/34	7,480	8,202
6.50%	04/15/28 - 07/15/36	12,524	13,509
7.00%	04/15/28 - 10/15/36	5,432	5,869
7.50%	07/15/23 - 04/15/28	7,154	7,404
8.00%	05/15/30	181	192
9.00%	12/15/21	171	179
3.00%	TBA	651,000	630,386	(e	)
3.50%	TBA	705,000	700,814	(e	)
			7,159,695
Agency Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	142,914	353	(d,f	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	68,620	5,553	(f	)
5.50%	06/15/33	5,949	1,233	(f	)
7.50%	07/15/27	5,733	1,217	(f	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.44%	08/15/25	31,157	1,649	(d,f	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	229	202	(g,h	)
8.00%	02/01/23 - 07/01/24	810	117	(f	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	99	96	(g,h	)
1.15%	12/25/42	31,693	1,213	(d,f	)
5.00%	09/25/40	30,405	3,487	(f	)
8.00%	05/25/22	1	8	(f	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.78%	07/25/38	9,805	1,230	(d,f	)
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.98%	06/25/48	518,942	76,405	(d,f	)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	14,452	1,920	(f	)
5.00%	03/25/38 - 05/25/38	8,234	1,869	(f	)
5.50%	12/25/33	2,827	645	(f	)
6.00%	01/25/35	7,481	1,635	(f	)
7.50%	11/25/23	6,316	825	(f	)
8.00%	08/25/23 - 07/25/24	1,609	236	(f	)
8.50%	07/25/22	118	11	(f	)
9.00%	05/25/22	137	11	(f	)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	19,126	1,670	(f	)
5.00%	09/20/38	4,371	174	(f	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.64%	01/16/40	55,343	10,104	(d,f	)
			111,863
Asset Backed – 0.8%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	357,738	350,502

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	$150,000	$149,377
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	326,000	325,530
BA Credit Card Trust 2018-A1
2.70%	07/17/23	131,000	129,627
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	100,000	99,730	(i	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	446,000	440,265
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	100,000	99,346	(i	)
			1,594,377
Corporate Notes – 12.4%
21st Century Fox America Inc.
3.38%	11/15/26	4,000	3,904
4.50%	02/15/21	19,000	19,530
4.75%	11/15/46	6,000	6,436
6.65%	11/15/37	39,000	51,605
Abbott Laboratories
2.90%	11/30/21	88,000	86,827
3.75%	11/30/26	47,000	46,827
4.90%	11/30/46	18,000	19,552
AbbVie Inc.
2.00%	11/06/18	49,000	48,974
3.20%	05/14/26	47,000	43,747
4.45%	05/14/46	26,000	23,954
4.70%	05/14/45	10,000	9,617
4.88%	11/14/48	11,000	10,841
Acadia Healthcare Company Inc.
6.50%	03/01/24	52,000	53,690
Activision Blizzard Inc.
2.30%	09/15/21	115,000	111,603
AES Corp.
4.88%	05/15/23	75,000	75,562
Aetna Inc.
3.50%	11/15/24	43,000	41,980
Aflac Inc.
4.00%	10/15/46	8,000	7,421
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	18,000	18,177
Alimentation Couche-Tard Inc.
2.70%	07/26/22	49,000	47,080	(i	)
3.55%	07/26/27	30,000	28,201	(i	)
4.50%	07/26/47	10,000	9,287	(i	)
Allergan Finance LLC
3.25%	10/01/22	38,000	37,311
4.63%	10/01/42	5,000	4,729
Allergan Funding SCS
3.00%	03/12/20	57,000	56,911
3.45%	03/15/22	26,000	25,820
4.55%	03/15/35	6,000	5,820
4.75%	03/15/45	7,000	6,823
Allergan Sales LLC
5.00%	12/15/21	74,000	76,706	(i	)
Altria Group Inc.
2.95%	05/02/23	23,000	22,319
3.88%	09/16/46	8,000	6,998
4.50%	05/02/43	17,000	16,412
Amazon.com Inc.
2.80%	08/22/24	32,000	30,891
3.15%	08/22/27	20,000	19,174
3.88%	08/22/37	13,000	12,715
4.05%	08/22/47	13,000	12,779
4.25%	08/22/57	18,000	17,963
Ameren Corp.
3.65%	02/15/26	22,000	21,367
American Axle & Manufacturing Inc.
6.25%	04/01/25	37,000	36,848
American Campus Communities Operating Partnership LP
3.35%	10/01/20	36,000	35,860
4.13%	07/01/24	20,000	19,853
American Express Co.
3.00%	10/30/24	55,000	52,479
American International Group Inc.
4.50%	07/16/44	44,000	41,782

		Principal Amount	Fair Value
6.40%	12/15/20	$19,000	$20,212
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	21,000	20,428	(d	)
American Tower Corp. (REIT)
3.38%	10/15/26	11,000	10,246
3.40%	02/15/19	134,000	134,273
American Water Capital Corp.
2.95%	09/01/27	37,000	34,583
Amgen Inc.
2.20%	05/22/19	64,000	63,775
2.65%	05/11/22	52,000	50,499
3.20%	11/02/27	32,000	29,992
4.56%	06/15/48	12,000	11,751
AMN Healthcare Inc.
5.13%	10/01/24	64,000	61,920	(i	)
Anadarko Petroleum Corp.
4.85%	03/15/21	5,000	5,133
6.20%	03/15/40	12,000	13,342
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	14,000	13,875
5.25%	01/15/25	186,000	191,115
5.50%	10/15/19	71,000	72,065
6.25%	10/15/22	51,000	52,657
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	57,000	56,175
4.70%	02/01/36	17,000	17,003
4.90%	02/01/46	66,000	66,467
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	101,000	97,462
4.00%	04/13/28	15,000	14,778
4.38%	04/15/38	77,000	74,066
4.60%	04/15/48	32,000	31,004
4.75%	04/15/58	18,000	17,422
Anthem Inc.
3.30%	01/15/23	35,000	34,456
Apache Corp.
4.38%	10/15/28	15,000	14,742
5.10%	09/01/40	18,000	17,799
Apple Inc.
2.50%	02/09/22	47,000	45,966
2.85%	05/11/24	43,000	41,698
3.35%	02/09/27	27,000	26,391
3.45%	02/09/45	57,000	51,216
3.85%	08/04/46	51,000	48,757
4.25%	02/09/47	22,000	22,389
4.65%	02/23/46	8,000	8,640
Applied Materials Inc.
4.35%	04/01/47	31,000	30,904
Aptiv PLC
4.40%	10/01/46	19,000	17,093
Aramark Services Inc.
5.00%	02/01/28	20,000	19,626	(i	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	32,000	29,247
Arconic Inc.
5.13%	10/01/24	41,000	41,258
6.15%	08/15/20	20,000	20,775
Ascension Health
4.85%	11/15/53	13,000	14,146
AstraZeneca PLC
2.38%	11/16/20	16,000	15,721
3.38%	11/16/25	32,000	30,913
3.50%	08/17/23	30,000	29,748
4.00%	01/17/29	20,000	19,699
4.38%	08/17/48	22,000	21,338
AT&T Inc.
2.45%	06/30/20	44,000	43,414
3.00%	06/30/22	53,000	51,657
3.80%	03/15/22	55,000	55,169
4.10%	02/15/28	51,000	49,492	(i	)
4.45%	04/01/24	32,000	32,604
4.50%	05/15/35 - 03/09/48	63,000	57,635
4.75%	05/15/46	24,000	21,904
4.80%	06/15/44	29,000	26,724
5.25%	03/01/37	29,000	28,876

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
5.45%	03/01/47	$52,000	$51,981
Athene Holding Ltd.
4.13%	01/12/28	35,000	32,759
Avangrid Inc.
3.15%	12/01/24	57,000	54,296
Bank of America Corp.
2.65%	04/01/19	63,000	63,006
3.25%	10/21/27	63,000	58,744
3.95%	04/21/25	41,000	40,121
4.25%	10/22/26	16,000	15,803
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	42,000	41,241	(d	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	170,000	166,926	(d	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	125,000	120,326	(d	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	48,000	45,021	(d	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	41,000	37,655	(d	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	51,000	49,860	(d	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	48,000	47,967	(d	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	31,000	30,858	(d	)
Barrick North America Finance LLC
5.70%	05/30/41	6,000	6,582
BAT Capital Corp.
2.30%	08/14/20	43,000	42,147	(i	)
2.76%	08/15/22	34,000	32,779	(i	)
3.56%	08/15/27	46,000	42,836	(i	)
4.39%	08/15/37	11,000	10,223	(i	)
4.54%	08/15/47	26,000	23,963	(i	)
Bausch Health Companies Inc.
7.00%	03/15/24	125,000	131,912	(i	)
Baxalta Inc.
2.88%	06/23/20	13,000	12,886
Bayer US Finance II LLC
3.50%	06/25/21	200,000	199,436	(i	)
4.70%	07/15/64	8,000	6,796	(i	)
Becton Dickinson and Co.
2.89%	06/06/22	37,000	35,701
3.70%	06/06/27	56,000	53,525
3.73%	12/15/24	3,000	2,938
4.67%	06/06/47	6,000	5,964
4.69%	12/15/44	7,000	6,911
Berkshire Hathaway Energy Co.
2.40%	02/01/20	48,000	47,597
3.25%	04/15/28	22,000	20,803
3.80%	07/15/48	16,000	14,419
Berkshire Hathaway Inc.
4.50%	02/11/43	8,000	8,335
Berry Global Inc.
5.13%	07/15/23	60,000	60,450
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	7,000	7,772
Biogen Inc.
2.90%	09/15/20	16,000	15,919
BNP Paribas S.A.
5.00%	01/15/21	19,000	19,653
Boston Scientific Corp.
4.00%	03/01/28	39,000	38,560
BP Capital Markets PLC
3.02%	01/16/27	95,000	89,283
3.22%	11/28/23	37,000	36,337
Brighthouse Financial Inc.
3.70%	06/22/27	5,000	4,442

		Principal Amount	Fair Value
4.70%	06/22/47	$3,000	$2,479
Brixmor Operating Partnership LP
3.90%	03/15/27	18,000	17,095
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	16,000	15,497
2.65%	01/15/23	9,000	8,500
3.13%	01/15/25	12,000	11,143
3.88%	01/15/27	29,000	27,333
Brown-Forman Corp.
4.00%	04/15/38	7,000	6,927
Buckeye Partners LP
5.60%	10/15/44	14,000	13,031
Bunge Limited Finance Corp.
3.75%	09/25/27	15,000	13,794
Burlington Northern Santa Fe LLC
3.65%	09/01/25	34,000	34,117
4.15%	12/15/48	33,000	32,562
Campbell Soup Co.
3.30%	03/15/21	60,000	59,587
Canadian Natural Resources Ltd.
3.85%	06/01/27	5,000	4,867
4.95%	06/01/47	8,000	8,343
Capital One Financial Corp.
3.75%	07/28/26	17,000	15,844
4.20%	10/29/25	26,000	25,351
Cardinal Health Inc.
2.62%	06/15/22	14,000	13,396
3.08%	06/15/24	12,000	11,338
Caterpillar Financial Services Corp.
2.55%	11/29/22	50,000	48,468
Caterpillar Inc.
3.80%	08/15/42	8,000	7,646
Catholic Health Initiatives
4.35%	11/01/42	24,000	21,773
CBL & Associates LP
4.60%	10/15/24	66,000	53,295
CBS Corp.
2.50%	02/15/23	30,000	28,274
2.90%	01/15/27	17,000	15,213
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	90,000	84,258	(i	)
Celgene Corp.
3.45%	11/15/27	4,000	3,727
4.35%	11/15/47	5,000	4,509
4.55%	02/20/48	34,000	31,595
Cenovus Energy Inc.
4.25%	04/15/27	17,000	16,434
4.45%	09/15/42	9,000	7,912
5.40%	06/15/47	7,000	6,997
CenterPoint Energy Inc.
2.50%	09/01/22	42,000	40,156
CenturyLink Inc.
5.80%	03/15/22	34,000	34,595
CF Industries Inc.
7.13%	05/01/20	36,000	37,890
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	32,000	31,920
4.91%	07/23/25	42,000	42,700
5.38%	05/01/47	23,000	21,933
5.75%	04/01/48	12,000	11,985
6.38%	10/23/35	5,000	5,391
6.48%	10/23/45	9,000	9,677
Chevron Corp.
2.42%	11/17/20	19,000	18,763
3.19%	06/24/23	28,000	27,793
Church & Dwight Company Inc.
2.45%	08/01/22	13,000	12,474
Cigna Corp.
3.25%	04/15/25	34,000	32,178
3.88%	10/15/47	19,000	16,265
Cimarex Energy Co.
3.90%	05/15/27	5,000	4,774
Cinemark USA Inc.
4.88%	06/01/23	42,000	41,318
Cisco Systems Inc.
5.90%	02/15/39	20,000	24,852

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Citigroup Inc.
2.05%	12/07/18	$85,000	$84,919
2.40%	02/18/20	58,000	57,419
2.70%	10/27/22	36,000	34,621
2.90%	12/08/21	44,000	43,080
4.40%	06/10/25	16,000	15,997
4.45%	09/29/27	37,000	36,568
4.65%	07/23/48	53,000	53,522
4.75%	05/18/46	22,000	21,522
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	147,000	142,087	(d	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	17,000	15,678	(d	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	30,000	28,732	(d	)
CME Group Inc.
3.75%	06/15/28	25,000	25,011
CMS Energy Corp.
4.88%	03/01/44	45,000	47,461
CNA Financial Corp.
3.45%	08/15/27	17,000	15,735
5.88%	08/15/20	56,000	58,449
CNH Industrial Capital LLC
3.38%	07/15/19	29,000	28,909
4.38%	11/06/20	23,000	23,259
4.88%	04/01/21	28,000	28,700
CNH Industrial N.V.
4.50%	08/15/23	43,000	43,662
Columbia Pipeline Group Inc.
3.30%	06/01/20	26,000	25,955
Comcast Corp.
3.38%	08/15/25	14,000	13,499
3.97%	11/01/47	73,000	65,126
4.20%	08/15/34	29,000	27,888
4.60%	08/15/45	20,000	19,547
Concho Resources Inc.
3.75%	10/01/27	5,000	4,788
4.30%	08/15/28	45,000	44,773
4.88%	10/01/47	10,000	10,121
ConocoPhillips Co.
4.30%	11/15/44	6,000	6,172
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	40,000	37,324
3.88%	06/15/47	20,000	18,642
Constellation Brands Inc.
2.70%	05/09/22	35,000	33,718
4.50%	05/09/47	7,000	6,519
Continental Resources Inc.
4.50%	04/15/23	26,000	26,455
Corning Inc.
4.38%	11/15/57	17,000	14,919
Corporation Andina de Fomento
2.20%	07/18/20	44,000	43,080
4.38%	06/15/22	121,000	123,994
Crane Co.
4.20%	03/15/48	8,000	7,451
CSX Corp.
4.50%	08/01/54	23,000	22,330
CVS Health Corp.
3.13%	03/09/20	156,000	155,917
3.35%	03/09/21	101,000	100,770
3.70%	03/09/23	41,000	40,820
3.88%	07/20/25	20,000	19,691
4.10%	03/25/25	41,000	40,859
4.30%	03/25/28	21,000	20,816
4.78%	03/25/38	45,000	44,865
5.00%	12/01/24	39,000	40,692
5.05%	03/25/48	40,000	40,862
D.R. Horton Inc.
2.55%	12/01/20	47,000	45,927
Dana Financing Luxembourg Sarl
6.50%	06/01/26	56,000	57,117	(i	)
Dell International LLC/EMC Corp.

		Principal Amount	Fair Value
3.48%	06/01/19	$64,000	$64,178	(i	)
5.45%	06/15/23	28,000	29,423	(i	)
6.02%	06/15/26	11,000	11,749	(i	)
8.10%	07/15/36	4,000	4,796	(i	)
8.35%	07/15/46	7,000	8,716	(i	)
Deutsche Bank AG
2.70%	07/13/20	43,000	42,100
Deutsche Telekom International Finance BV
2.49%	09/19/23	150,000	141,474	(i	)
Devon Energy Corp.
4.00%	07/15/21	64,000	64,623
5.00%	06/15/45	10,000	9,964
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	249,702	(i	)
Diageo Investment Corp.
2.88%	05/11/22	36,000	35,343
Discovery Communications LLC
2.20%	09/20/19	45,000	44,645
3.95%	03/20/28	34,000	32,276
5.00%	09/20/37	12,000	11,687
5.20%	09/20/47	8,000	7,814
DISH DBS Corp.
5.88%	07/15/22	21,000	20,498
Dollar Tree Inc.
3.70%	05/15/23	41,000	40,461
4.00%	05/15/25	41,000	40,185
Dominion Energy Inc.
2.50%	12/01/19	51,000	50,631
2.58%	07/01/20	30,000	29,610
3.63%	12/01/24	26,000	25,431
DTE Energy Co.
2.85%	10/01/26	50,000	45,816
3.85%	12/01/23	22,000	22,089
Duke Energy Carolinas LLC
3.95%	03/15/48	22,000	20,945
Duke Energy Corp.
3.75%	09/01/46	6,000	5,287
Duke Energy Progress LLC
4.15%	12/01/44	26,000	25,521
Duke Realty LP
3.25%	06/30/26	24,000	22,537
3.38%	12/15/27	15,000	14,058
Duquesne Light Holdings Inc.
3.62%	08/01/27	39,000	36,396	(i	)
Eastman Chemical Co.
3.60%	08/15/22	9,000	9,005
Eaton Corp.
3.10%	09/15/27	29,000	27,035
Ecolab Inc.
3.25%	12/01/27	16,000	15,351
3.95%	12/01/47	13,000	12,374
Ecopetrol S.A.
5.88%	05/28/45	28,000	27,617
7.63%	07/23/19	19,000	19,682
Edison International
4.13%	03/15/28	25,000	24,747
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.87%	05/01/20	39,000	39,239	(d	)
Electricite de France S.A.
2.15%	01/22/19	100,000	99,820	(i	)
Eli Lilly & Co.
3.70%	03/01/45	6,000	5,678
EMC Corp.
2.65%	06/01/20	100,000	98,125
Emera US Finance LP
4.75%	06/15/46	8,000	7,882
Enbridge Energy Partners LP
5.50%	09/15/40	8,000	8,549
Encana Corp.
3.90%	11/15/21	41,000	41,154
Energy Transfer Equity LP
5.88%	01/15/24	157,000	165,635
Energy Transfer Partners LP
4.20%	09/15/23	22,000	22,175
4.95%	06/15/28	12,000	12,226
5.80%	06/15/38	23,000	23,969

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
6.13%	12/15/45	$9,000	$9,541
6.50%	02/01/42	24,000	26,416
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	25,000	25,357
EnLink Midstream Partners LP
4.15%	06/01/25	44,000	41,635
Entergy Louisiana LLC
3.05%	06/01/31	23,000	20,960
4.00%	03/15/33	16,000	16,012
Enterprise Products Operating LLC
4.25%	02/15/48	29,000	27,269
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	13,000	12,178	(d	)
EOG Resources Inc.
4.10%	02/01/21	52,000	52,853
4.15%	01/15/26	31,000	31,680
EPR Properties
4.95%	04/15/28	24,000	23,604
EQT Corp.
3.90%	10/01/27	17,000	15,933
EQT Midstream Partners LP
4.75%	07/15/23	9,000	9,137
5.50%	07/15/28	9,000	9,253
ERP Operating LP
4.50%	07/01/44	15,000	15,110
Exelon Corp.
3.50%	06/01/22	29,000	28,497
4.45%	04/15/46	39,000	37,913
Express Scripts Holding Co.
3.40%	03/01/27	21,000	19,502
Exxon Mobil Corp.
2.22%	03/01/21	25,000	24,505
FedEx Corp.
4.10%	02/01/45	45,000	40,986
FirstEnergy Corp.
3.90%	07/15/27	8,000	7,787
4.85%	07/15/47	15,000	15,371
Florida Power & Light Co.
4.13%	02/01/42	23,000	23,001
Ford Motor Co.
4.35%	12/08/26	59,000	55,577
Frontier Communications Corp.
7.13%	03/15/19	69,000	69,431
General Dynamics Corp.
2.13%	08/15/26	37,000	33,140
2.88%	05/11/20	55,000	54,869
3.00%	05/11/21	76,000	75,593
3.38%	05/15/23	45,000	44,915
3.50%	05/15/25	45,000	44,906
General Mills Inc.
3.20%	04/16/21	25,000	24,851
3.70%	10/17/23	39,000	38,769
4.55%	04/17/38	30,000	28,810
4.70%	04/17/48	23,000	22,096
General Motors Co.
5.20%	04/01/45	7,000	6,355
General Motors Financial Company Inc.
2.35%	10/04/19	55,000	54,622
3.15%	01/15/20	56,000	55,973
3.20%	07/13/20	101,000	100,667
3.55%	04/09/21	74,000	73,891
5.25%	03/01/26	60,000	61,345
Georgia-Pacific LLC
3.60%	03/01/25	9,000	8,910	(i	)
Gilead Sciences Inc.
2.95%	03/01/27	7,000	6,510
3.50%	02/01/25	20,000	19,630
3.65%	03/01/26	20,000	19,623
4.15%	03/01/47	42,000	39,789
4.80%	04/01/44	14,000	14,461
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	45,000	44,810
3.63%	05/15/25	45,000	44,858
GlaxoSmithKline Capital PLC
3.13%	05/14/21	38,000	37,934

		Principal Amount	Fair Value
Glencore Finance Canada Ltd.
4.95%	11/15/21	$22,000	$22,659	(i	)
Glencore Funding LLC
2.50%	01/15/19	99,000	98,830	(i	)
H&E Equipment Services Inc.
5.63%	09/01/25	68,000	67,748
Halfmoon Parent Inc.
3.20%	09/17/20	56,000	55,820	(i	)
3.40%	09/17/21	28,000	27,897	(i	)
3.75%	07/15/23	31,000	30,969	(i	)
4.13%	11/15/25	51,000	50,901	(i	)
4.38%	10/15/28	20,000	19,944	(i	)
4.80%	08/15/38	14,000	14,049	(i	)
4.90%	12/15/48	16,000	15,994	(i	)
Halliburton Co.
3.80%	11/15/25	28,000	27,747
5.00%	11/15/45	16,000	17,053
HCA Inc.
4.75%	05/01/23	122,000	124,287
Hess Corp.
5.60%	02/15/41	7,000	7,117
5.80%	04/01/47	6,000	6,314
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	7,216
Highwoods Realty LP
4.13%	03/15/28	21,000	20,430
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	70,000	70,350	(i	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	50,000	48,295	(d	)
Hyundai Capital America
3.10%	04/05/22	18,000	17,481	(i	)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	79,000	80,272
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	41,000	40,040
Intel Corp.
2.60%	05/19/26	58,000	54,151
2.88%	05/11/24	29,000	28,119
International Paper Co.
4.40%	08/15/47	31,000	28,580
Interstate Power & Light Co.
3.40%	08/15/25	135,000	129,616
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	32,000	32,842	(i	)
Jabil Inc.
3.95%	01/12/28	35,000	33,007
JBS USA LUX S.A./JBS USA Finance Inc.
6.75%	02/15/28	44,000	43,609	(i	)
Jefferies Group LLC
5.13%	01/20/23	57,000	58,861
6.50%	01/20/43	26,000	26,740
Johnson & Johnson
3.63%	03/03/37	21,000	20,197
Johnson Controls International PLC
4.50%	02/15/47	8,000	7,679
JPMorgan Chase & Co.
2.30%	08/15/21	92,000	89,372
2.55%	10/29/20	92,000	90,666
3.30%	04/01/26	61,000	58,412
3.63%	12/01/27	20,000	18,853
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	38,000	35,963	(d	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	55,000	51,262	(d	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	16,000	14,541	(d	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	37,000	36,359	(d	)

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	$23,000	$21,361	(d	)
JPMorgan Chase & Co. (4.20% fixed rate until 07/23/28; 1.26% + 3 month USD LIBOR thereafter)
4.20%	07/23/29	48,000	47,832	(d	)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	40,000	37,909	(d	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	97,000	100,758	(d	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.81%	12/29/49	44,000	44,158	(d	)
Keurig Dr Pepper Inc.
3.55%	05/25/21	162,000	161,653	(i	)
4.06%	05/25/23	45,000	45,057	(i	)
4.50%	11/15/45	17,000	15,743
4.60%	05/25/28	45,000	45,303	(i	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	19,000	19,040
5.30%	09/15/20	26,000	26,919
6.38%	03/01/41	14,000	15,840
Kinder Morgan Inc.
3.05%	12/01/19	16,000	15,982
4.30%	03/01/28	30,000	29,714
5.05%	02/15/46	14,000	13,945
5.55%	06/01/45	26,000	27,536
Kraft Heinz Foods Co.
4.38%	06/01/46	26,000	22,888
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	46,000	44,151
L Brands Inc.
5.25%	02/01/28	43,000	36,941
Lamb Weston Holdings Inc.
4.63%	11/01/24	85,000	83,198	(i	)
Lee Enterprises Inc.
9.50%	03/15/22	46,000	47,897	(i	)
Lennar Corp.
4.75%	05/30/25 - 11/29/27	108,000	104,314
Lincoln National Corp.
3.63%	12/12/26	44,000	42,177
3.80%	03/01/28	25,000	24,114
4.35%	03/01/48	20,000	18,607
Lockheed Martin Corp.
3.55%	01/15/26	23,000	22,739
3.80%	03/01/45	8,000	7,429
Lowe’s Companies Inc.
3.70%	04/15/46	7,000	6,389
LYB International Finance BV
4.88%	03/15/44	7,000	6,826
LYB International Finance II BV
3.50%	03/02/27	9,000	8,430
Macy’s Retail Holdings Inc.
4.30%	02/15/43	7,000	5,234
Marathon Oil Corp.
2.70%	06/01/20	56,000	55,244
3.85%	06/01/25	16,000	15,648
Marsh & McLennan Companies Inc.
3.50%	03/10/25	34,000	33,123
Masco Corp.
3.50%	11/15/27	7,000	6,433
McDonald’s Corp.
3.70%	01/30/26	35,000	34,629
3.80%	04/01/28	34,000	33,482
4.88%	12/09/45	14,000	14,619
Medtronic Inc.
2.50%	03/15/20	58,000	57,600
4.63%	03/15/45	45,000	47,611
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	24,000	23,518
Merck & Company Inc.
2.75%	02/10/25	67,000	64,319
MetLife Inc.
4.05%	03/01/45	8,000	7,499
4.72%	12/15/44	24,000	24,814

		Principal Amount	Fair Value
MGM Resorts International
4.63%	09/01/26	$37,000	$34,456
Microsoft Corp.
1.55%	08/08/21	40,000	38,402
2.40%	08/08/26	39,000	35,957
3.45%	08/08/36	16,000	15,231
3.50%	02/12/35	22,000	21,111
3.70%	08/08/46	73,000	69,970
4.00%	02/12/55	31,000	30,566
4.10%	02/06/37	6,000	6,194
4.50%	02/06/57	7,000	7,562
Mizuho Financial Group Inc.
2.63%	04/12/21	200,000	195,150	(i	)
Molina Healthcare Inc.
4.88%	06/15/25	53,000	52,141	(i	)
Molson Coors Brewing Co.
2.10%	07/15/21	60,000	57,712
4.20%	07/15/46	9,000	7,958
Morgan Stanley
2.45%	02/01/19	138,000	137,895
2.63%	11/17/21	78,000	75,822
2.65%	01/27/20	44,000	43,713
2.75%	05/19/22	41,000	39,761
3.63%	01/20/27	5,000	4,795
3.70%	10/23/24	17,000	16,751
3.95%	04/23/27	131,000	125,611
4.10%	05/22/23	206,000	207,108
4.38%	01/22/47	38,000	36,957
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	18,000	16,885	(d	)
MPLX LP
3.38%	03/15/23	21,000	20,562
4.50%	04/15/38	22,000	20,703
4.70%	04/15/48	19,000	17,784
5.20%	03/01/47	7,000	7,015
Murphy Oil Corp.
5.75%	08/15/25	169,000	171,788
Mylan Inc.
4.55%	04/15/28	13,000	12,639	(i	)
5.20%	04/15/48	17,000	15,778	(i	)
Mylan N.V.
3.15%	06/15/21	20,000	19,695
3.95%	06/15/26	13,000	12,310
National Retail Properties Inc.
4.00%	11/15/25	34,000	33,410
Navient Corp.
6.75%	06/15/26	40,000	39,500
8.00%	03/25/20	39,000	41,096
Newell Brands Inc.
3.85%	04/01/23	5,000	4,892
4.20%	04/01/26	5,000	4,754
5.50%	04/01/46	4,000	3,807
Newfield Exploration Co.
5.38%	01/01/26	65,000	67,194
Newmont Mining Corp.
4.88%	03/15/42	27,000	26,248
Nexen Energy ULC
6.40%	05/15/37	8,000	9,688
NGPL PipeCo LLC
4.88%	08/15/27	53,000	52,735	(i	)
Noble Energy Inc.
3.90%	11/15/24	25,000	24,559
5.05%	11/15/44	8,000	7,736
Nordstrom Inc.
5.00%	01/15/44	2,000	1,841
Norfolk Southern Corp.
3.95%	10/01/42	24,000	22,462
Northern States Power Co.
2.20%	08/15/20	94,000	92,345
Northrop Grumman Corp.
2.08%	10/15/20	16,000	15,643
2.55%	10/15/22	14,000	13,494
2.93%	01/15/25	30,000	28,456
3.25%	01/15/28	23,000	21,621
3.85%	04/15/45	5,000	4,553

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
4.03%	10/15/47	$17,000	$15,921
Novartis Capital Corp.
3.00%	11/20/25	6,000	5,761
NRG Energy Inc.
6.25%	07/15/22	29,000	29,919
Nucor Corp.
3.95%	05/01/28	41,000	40,901
4.13%	09/15/22	18,000	18,356
Nutrien Ltd.
4.00%	12/15/26	15,000	14,510
4.90%	06/01/43	16,000	15,739
Occidental Petroleum Corp.
4.10%	02/15/47	13,000	12,589
4.20%	03/15/48	14,000	13,807
Olin Corp.
5.00%	02/01/30	65,000	60,612
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	23,000	22,873
Oncor Electric Delivery Company LLC
3.80%	09/30/47	8,000	7,553
Oracle Corp.
2.40%	09/15/23	20,000	19,072
3.25%	11/15/27	32,000	30,779
3.80%	11/15/37	10,000	9,522
4.00%	07/15/46 - 11/15/47	57,000	54,306
Oshkosh Corp.
5.38%	03/01/25	28,000	28,840
Owens Corning
4.40%	01/30/48	12,000	9,944
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	50,000	52,082	(i	)
Pacific Gas & Electric Co.
3.40%	08/15/24	124,000	118,409
PacifiCorp
6.25%	10/15/37	45,000	56,279
Packaging Corporation of America
3.40%	12/15/27	34,000	31,935
Parker-Hannifin Corp.
3.25%	03/01/27	69,000	66,162
Party City Holdings Inc.
6.63%	08/01/26	20,000	20,250	(i	)
Penske Automotive Group Inc.
5.38%	12/01/24	50,000	48,812
PepsiCo Inc.
3.45%	10/06/46	9,000	8,101
Petroleos Mexicanos
4.50%	01/23/26	45,000	42,116
5.35%	02/12/28	15,000	14,132	(i	)
5.38%	03/13/22	50,000	51,376
5.63%	01/23/46	19,000	16,090
6.35%	02/12/48	15,000	13,693	(i	)
6.38%	01/23/45	25,000	23,037
6.50%	03/13/27	40,000	40,792
6.75%	09/21/47	40,000	38,057
Pfizer Inc.
3.00%	12/15/26	39,000	37,420
3.20%	09/15/23	31,000	30,753
3.60%	09/15/28	51,000	50,386
4.13%	12/15/46	13,000	12,890
4.40%	05/15/44	8,000	8,211
Philip Morris International Inc.
4.13%	03/04/43	26,000	24,082
Phillips 66
3.90%	03/15/28	39,000	38,367
Phillips 66 Partners LP
3.75%	03/01/28	32,000	30,380
4.68%	02/15/45	19,000	18,012
Pilgrim’s Pride Corp.
5.88%	09/30/27	43,000	40,717	(i	)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	10,000	9,041
5.75%	01/15/20	29,000	29,771
PPL Capital Funding Inc.
3.10%	05/15/26	45,000	41,788
Precision Castparts Corp.
4.38%	06/15/45	22,000	22,510

		Principal Amount	Fair Value
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	$45,000	$44,889	(d	)
Public Service Company of Colorado
3.70%	06/15/28	47,000	46,889
Public Service Electric & Gas Co.
2.38%	05/15/23	60,000	57,342
PulteGroup Inc.
5.50%	03/01/26	60,000	59,587
QUALCOMM Inc.
2.90%	05/20/24	14,000	13,371
3.00%	05/20/22	11,000	10,832
3.25%	05/20/27	4,000	3,758
4.30%	05/20/47	7,000	6,598
Range Resources Corp.
5.00%	08/15/22	65,000	64,431
Realty Income Corp.
3.00%	01/15/27	15,000	13,818
Republic Services Inc.
3.38%	11/15/27	8,000	7,609
Reynolds American Inc.
4.45%	06/12/25	5,000	5,032
Rio Tinto Finance USA PLC
4.13%	08/21/42	13,000	12,752
Rockwell Collins Inc.
3.50%	03/15/27	38,000	36,144
Rogers Communications Inc.
5.00%	03/15/44	7,000	7,327
RPM International Inc.
3.75%	03/15/27	22,000	20,875
Ryder System Inc.
2.45%	09/03/19	110,000	109,484
Sabine Pass Liquefaction LLC
4.20%	03/15/28	31,000	30,068
5.00%	03/15/27	8,000	8,210
salesforce.com Inc.
3.25%	04/11/23	41,000	40,713
3.70%	04/11/28	58,000	57,808
Santander Holdings USA Inc.
2.65%	04/17/20	78,000	76,968
3.70%	03/28/22	71,000	70,080
4.40%	07/13/27	21,000	20,069
Schlumberger Holdings Corp.
3.00%	12/21/20	32,000	31,749	(i	)
4.00%	12/21/25	8,000	7,989	(i	)
Sempra Energy
3.80%	02/01/38	12,000	10,802
4.00%	02/01/48	14,000	12,469
Shell International Finance BV
3.40%	08/12/23	47,000	46,947
3.75%	09/12/46	13,000	12,193
4.13%	05/11/35	17,000	17,215
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	36,000	34,764
2.88%	09/23/23	36,000	34,291
3.20%	09/23/26	8,000	7,378
Simon Property Group LP
3.38%	06/15/27	33,000	31,595
Sinclair Television Group Inc.
5.38%	04/01/21	60,000	60,300
Smithfield Foods Inc.
2.70%	01/31/20	16,000	15,740	(i	)
4.25%	02/01/27	22,000	20,791	(i	)
South Carolina Electric & Gas Co.
4.10%	06/15/46	7,000	6,400
Southern California Edison Co.
2.40%	02/01/22	34,000	32,732
Southern Copper Corp.
5.88%	04/23/45	12,000	13,147
Southwestern Electric Power Co.
2.75%	10/01/26	34,000	31,109
Spectra Energy Partners LP
3.38%	10/15/26	7,000	6,595
4.50%	03/15/45	6,000	5,738
Sprint Corp.
7.63%	02/15/25	116,000	123,018

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Standard Industries Inc.
5.38%	11/15/24	$118,000	$117,705	(i	)
Starbucks Corp.
4.00%	11/15/28	50,000	49,827
Suncor Energy Inc.
4.00%	11/15/47	7,000	6,573
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	25,000	23,994
Sysco Corp.
3.25%	07/15/27	28,000	26,309
T-Mobile USA Inc.
4.50%	02/01/26	112,000	106,400
Tampa Electric Co.
4.35%	05/15/44	35,000	34,137
Target Corp.
2.50%	04/15/26	31,000	28,662
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	12,000	12,770	(i	)
Teck Resources Ltd.
5.40%	02/01/43	70,000	66,018
Telecom Italia S.p.A.
5.30%	05/30/24	200,000	194,260	(i	)
Telefonica Emisiones SAU
4.10%	03/08/27	150,000	144,454
Tenet Healthcare Corp.
4.75%	06/01/20	68,000	68,595
6.00%	10/01/20	74,000	76,312
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	122,000	119,943
2.20%	07/21/21	18,000	16,909
2.80%	07/21/23	133,000	118,016
Texas Instruments Inc.
4.15%	05/15/48	18,000	18,072
The Allstate Corp.
4.20%	12/15/46	12,000	11,710
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	51,000	52,755	(d	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	35,000	33,858	(d	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	86,000	82,622	(d	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	49,000	45,958	(d	)
The Boeing Co.
3.25%	03/01/28	36,000	34,941
3.55%	03/01/38	36,000	34,057
The Dow Chemical Co.
4.25%	10/01/34	27,000	25,843
The George Washington University
4.13%	09/15/48	25,000	24,864
The Goldman Sachs Group Inc.
2.30%	12/13/19	138,000	136,791
2.35%	11/15/21	77,000	74,159
2.63%	04/25/21	61,000	59,728
3.85%	01/26/27	52,000	50,480
4.25%	10/21/25	20,000	19,806
4.80%	07/08/44	11,000	11,227
5.15%	05/22/45	36,000	36,818
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	185,000	178,871	(d	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	37,000	35,299	(d	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	22,000	20,341	(d	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	32,000	31,522	(d	)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.44%	02/12/47	30,000	28,155	(d,i	)

		Principal Amount	Fair Value
The Home Depot Inc.
3.35%	09/15/25	$44,000	$43,446
3.50%	09/15/56	14,000	12,175
3.90%	06/15/47	13,000	12,529
The Interpublic Group of Companies Inc.
3.75%	10/01/21	56,000	56,076
The Kroger Co.
2.95%	11/01/21	57,000	56,066
4.65%	01/15/48	11,000	10,398
The Mosaic Co.
5.63%	11/15/43	6,000	6,144
The Sherwin-Williams Co.
2.25%	05/15/20	39,000	38,442
2.75%	06/01/22	13,000	12,602
3.45%	06/01/27	10,000	9,505
4.50%	06/01/47	21,000	20,187
The Southern Co.
1.85%	07/01/19	138,000	136,957
3.25%	07/01/26	15,000	13,992
4.40%	07/01/46	11,000	10,467
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	82,000	76,891	(d	)
The Walt Disney Co.
4.13%	06/01/44	10,000	9,925
The Williams Companies Inc.
3.75%	06/15/27	6,000	5,720
3.90%	01/15/25	20,000	19,590
4.85%	03/01/48	19,000	18,346
4.90%	01/15/45	7,000	6,794
5.40%	03/04/44	7,000	7,208
Time Warner Cable LLC
4.50%	09/15/42	7,000	5,986
6.55%	05/01/37	18,000	19,531
TransCanada PipeLines Ltd.
4.88%	01/15/26	11,000	11,492
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	28,000	27,342
Tyco Electronics Group S.A.
2.35%	08/01/19	84,000	83,598
3.13%	08/15/27	32,000	29,843
Tyson Foods Inc.
2.65%	08/15/19	16,000	15,964
4.55%	06/02/47	6,000	5,608
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	94,000	96,557	(d	)
Union Pacific Corp.
3.20%	06/08/21	54,000	53,879
3.50%	06/08/23	47,000	46,877
3.60%	09/15/37	9,000	8,262
4.10%	09/15/67	15,000	13,106
United Technologies Corp.
3.65%	08/16/23	51,000	50,837
3.95%	08/16/25	20,000	19,921
4.13%	11/16/28	35,000	34,819
4.15%	05/15/45	10,000	9,336
4.45%	11/16/38	18,000	17,871
4.50%	06/01/42	8,000	7,901
4.63%	11/16/48	18,000	18,091
UnitedHealth Group Inc.
4.75%	07/15/45	31,000	33,182
Vale Overseas Ltd.
4.38%	01/11/22	8,000	8,082
6.25%	08/10/26	21,000	22,964
6.88%	11/10/39	9,000	10,520
Vale S.A.
5.63%	09/11/42	8,000	8,225
Valero Energy Partners LP
4.38%	12/15/26	52,000	51,036
Ventas Realty LP
3.25%	10/15/26	39,000	35,973
Verizon Communications Inc.
3.38%	02/15/25	45,000	43,724
4.33%	09/21/28	40,000	40,202	(i	)
4.40%	11/01/34	28,000	27,282

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
4.67%	03/15/55	$20,000	$18,900
4.86%	08/21/46	121,000	121,288
5.01%	04/15/49	10,000	10,192
5.25%	03/16/37	18,000	19,193
Viacom Inc.
3.45%	10/04/26	15,000	14,094
5.25%	04/01/44	7,000	6,854
Virginia Electric & Power Co.
4.00%	11/15/46	43,000	40,988
Visa Inc.
3.15%	12/14/25	31,000	30,038
4.30%	12/14/45	16,000	16,582
Vodafone Group PLC
4.38%	05/30/28	48,000	47,259
5.25%	05/30/48	13,000	13,031
Vornado Realty LP
3.50%	01/15/25	20,000	19,086
Vulcan Materials Co.
3.90%	04/01/27	10,000	9,562
Wabtec Corp.
3.45%	11/15/26	33,000	30,259
Walgreens Boots Alliance Inc.
4.65%	06/01/46	7,000	6,679
Walmart Inc.
3.63%	12/15/47	16,000	14,966
3.70%	06/26/28	45,000	44,986
3.95%	06/28/38	16,000	15,970
4.05%	06/29/48	18,000	18,002
Warner Media LLC
5.35%	12/15/43	37,000	36,448
WEC Energy Group Inc.
3.55%	06/15/25	59,000	57,962
WellCare Health Plans Inc.
5.25%	04/01/25	44,000	44,495
Wells Fargo & Co.
2.63%	07/22/22	82,000	79,087
3.90%	05/01/45	5,000	4,648
4.75%	12/07/46	58,000	57,693
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	52,000	54,660	(d	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	50,000	50,769	(d	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.10%	03/29/49	44,000	44,588	(d	)
Wells Fargo Bank NA
2.60%	01/15/21	250,000	245,742
Western Gas Partners LP
4.00%	07/01/22	26,000	25,903
5.38%	06/01/21	7,000	7,234
Westlake Chemical Corp.
3.60%	08/15/26	20,000	18,798
4.38%	11/15/47	5,000	4,463
5.00%	08/15/46	7,000	6,877
WestRock Co.
3.00%	09/15/24	23,000	21,742	(i	)
Willis North America Inc.
3.60%	05/15/24	35,000	34,004
WPP Finance 2010
3.75%	09/19/24	34,000	32,818
Xilinx Inc.
2.95%	06/01/24	20,000	18,999
XPO Logistics Inc.
6.50%	06/15/22	28,000	28,910	(i	)
Yamana Gold Inc.
4.63%	12/15/27	23,000	21,590
Zoetis Inc.
3.00%	09/12/27	11,000	10,179
3.90%	08/20/28	30,000	29,625
			25,118,885
Non-Agency Collateralized Mortgage Obligations – 1.1%
BANK 2018-BNK10
4.16%	02/15/61	47,011	46,154	(d	)
BANK 2018-BNK11
4.50%	03/15/61	35,000	35,627	(d	)

		Principal Amount	Fair Value
BXP Trust 2017-GM
3.38%	06/13/39	$171,000	$165,064	(i	)
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%	09/10/58	100,000	100,957
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	85,496
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	119,583	119,206	(d	)
4.03%	12/10/49	78,331	78,544	(d	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	64,000	65,727
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	57,019	(d	)
GS Mortgage Securities Trust 2015-GC28
1.26%	02/10/48	959,730	43,225	(d,f	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	72,000	67,632
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	240,062	238,687
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	184,426	179,428
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	73,000	73,722	(d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%	07/15/45	25,000	25,388	(d	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.32%	12/15/39	12,979	18	(d,f,i	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	2,493	2,518	(d	)
6.11%	07/15/40	5,720	5,777	(i	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.50%	02/15/48	697,238	41,438	(d,f	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.08%	03/15/48	846,681	38,699	(d,f	)
Morgan Stanley Capital I Trust 2006-IQ11
6.37%	10/15/42	40,000	40,927	(d	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	13,186	13,185	(d	)
Morgan Stanley Capital I Trust 2016-UBS9
1.37%	03/15/49	567,216	36,092	(d,f	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	54,000	56,159	(d	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	915,750	54,007	(d,f	)
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.19%	07/17/36	327,000	329,193	(d,i	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	56,172
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	126,407	(d	)
			2,182,468
Sovereign Bonds – 0.2%
Government of Colombia
2.63%	03/15/23	200,000	190,350
Government of Mexico
4.00%	10/02/23	24,000	24,175
4.75%	03/08/44	56,000	53,555
Government of Peru
5.63%	11/18/50	26,000	30,827
Government of Uruguay
5.10%	06/18/50	29,803	30,413
			329,320
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	25,000	30,353
Metropolitan St. Louis Sewer District
5.00%	05/01/47	100,000	112,770
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,279
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	98,445
State of California
4.60%	04/01/38	50,000	51,870
5.70%	11/01/21	55,000	59,243

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
State of Illinois
5.10%	06/01/33	$25,000	$23,994
The University of Texas System
3.35%	08/15/47	25,000	22,520
			414,474
Total Bonds and Notes (Cost $65,282,778)			64,573,674

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 29.7%
Exchange Traded & Mutual Funds – 29.7%
SPDR Bloomberg Barclays High Yield Bond ETF		173,223	6,244,689	(j	)
State Street Global Equity ex-U.S. Index Portfolio		5,156,754	54,145,921	(j	)
Total Exchange Traded & Mutual Funds (Cost $55,825,182)			60,390,610
Purchased Options – 0.0% *

		Principal Amount	Fair Value
Purchased Options – 0.0% *
10 Yr. U.S. Treasury Note Futures Options (Strike price 119.50 USD, expiration date 11/23/2018)
119.50%	11/23/18	37,000	12,718
10 Yr. U.S. Treasury Note Futures Options (Strike price 120.00 USD, expiration date 11/23/2018)
120.00%	11/23/18	37,000	8,094
Total Options (Cost $44,641)			20,812

Total Investments in Securities (Cost $181,336,566)			200,820,375

		Fair Value
Short-Term Investments – 2.3%
Dreyfus Treasury & Agency Cash Management - Institutional Shares 1.89%	348,568	$348,568	(g	)
State Street Institutional Treasury Money Market Fund - Premier Class 1.95%	1,772,980	1,772,980	(g,j	)
State Street Institutional Treasury Plus Fund - Premier Class 1.96%	348,569	348,569	(g,j	)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01%	2,148,314	2,148,314	(g,j	)
U.S. Treasury Bill 2.13%	35,000	34,864	(g	)

Total Short-Term Investments (Cost $4,653,298)		4,653,295

Total Investments (Cost $185,989,864)		205,473,670

Liabilities in Excess of Other Assets, net – (1.2)%		(2,515,872)

NET ASSETS – 100.0%		$202,957,798

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$100	1.00%/ Quarterly	12/20/23	$(1,950)	$(1,776)	$(174)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
CME Group, Inc.	$2,750	Receives/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$1,755	$—	$1,755
CME Group, Inc.	$2,751	Receives/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$1,403	$—	$1,402
								$3,157

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	December 2018	3	435,749	$437,850	$2,101
Ultra Long-Term U.S. Treasury Bond Futures	December 2018	12	1,905,523	1,851,375	(54,148)

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

2 Yr. U.S. Treasury Notes Futures	December 2018	55	11,622,823	$11,590,390	(32,433)
5 Yr. U.S. Treasury Notes Futures	December 2018	23	2,601,644	2,586,961	(14,683)
10 Yr. U.S. Treasury Notes Futures	December 2018	59	7,078,765	7,008,094	(70,671)

					$(169,834)

The Fund had the following short futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2018	2	(283,621)	$(281,000)	$2,621
10 Yr. U.S. Treasury Ultra Futures	December 2018	21	(2,686,709)	(2,646,000)	40,709
					$43,330

					$(126,504)

The Fund had the following Purchased Options contracts at September 30, 2018:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
Calls
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	119.50	11/23/2018	37	$37,000	$12,718	$17,977	$(5,258)
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	120.00	11/23/2018	37	37,000	8,094	26,664	(18,570)

								$(23,828)

The Fund had the following Written Options contracts at September 30, 2018 :

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
Calls
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	122.50	11/23/2018	(37)	(37,000)	(1,156)	(1,679)	523
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	123.00	11/23/2018	(37)	(37,000)	(1,156)	(3,977)	2,821

								$3,344

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBA’s.
(b)	Non-income producing security.
(c)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Coupon amount represents effective yield.

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

(h)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(i)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to $4,151,854 or 2.05% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(j)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2018.
*	Less than 0.05%.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard and Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$74,296,267	$—	$—	$74,296,267
	Foreign Equity	1,539,012	—	—	1,539,012
	U.S. Treasuries	—	27,662,592	—	27,662,592
	Agency Mortgage Backed	—	7,159,695	—	7,159,695
	Agency Collateralized Mortgage Obligations	—	111,863	—	111,863
	Asset Backed	—	1,594,377	—	1,594,377
	Corporate Notes	—	25,118,885	—	25,118,885
	Non-Agency Collateralized Mortgage Obligations	—	2,182,468	—	2,182,468
	Sovereign Bonds	—	329,320	—	329,320
	Municipal Bonds and Notes	—	414,474	—	414,474
	Exchange Traded & Mutual Funds	60,390,610	—	—	60,390,610
	Purchased Options	20,812	—	—	20,812
	Short-Term Investments	4,618,431	34,864	—	4,653,295

	Total Investments in Securities	$140,865,132	$64,608,538	$—	$205,473,670

	Other Financial Instruments
	Interest Rate Swap Contracts - Unrealized Appreciation	$—	$3,157	$—	$3,157
	Credit Default Swap Contracts - Unrealized Depreciation	—	(174)	—	(174)
	Written Options Contracts	3,344	—	—	3,344
	Long Futures Contracts - Unrealized Appreciation	2,101	—	—	2,101
	Long Futures Contracts - Unrealized Depreciation	(171,935)	—	—	(171,935)
	Short Futures Contracts - Unrealized Appreciation	43,330	—	—	43,330

	Total Other Financial Instruments	$(123,160)	$2,983	$—	$(120,177)

The Fund was invested in the following countries/territories at September 30, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	97.30%
Ireland	0.43%
United Kingdom	0.41%
Canada	0.34%
Netherlands	0.27%
France	0.18%
Mexico	0.15%
Luxembourg	0.15%
Switzerland	0.15%
Colombia	0.12%
Japan	0.10%
Italy	0.09%
Supranational	0.08%
Spain	0.07%
Germany	0.04%
Bermuda	0.03%
Mult	0.02%
Peru	0.02%

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

Uruguay	0.02%
Brazil	0.01%
Cayman Islands	0.01%
Jersey	0.01%
China	0.00%
Australia	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2018 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	29.39%	0.00%	29.39%
Pharmaceuticals	1.73%	0.02%	1.75%
Technology Hardware, Storage & Peripherals	1.71%	0.03%	1.74%
Diversified Banks	1.73%	0.00%	1.73%
Interactive Media & Services	1.73%	0.00%	1.73%
Systems Software	1.62%	0.00%	1.62%
Internet & Direct Marketing Retail	1.44%	0.00%	1.44%
Semiconductors	1.31%	0.00%	1.31%
Data Processing & Outsourced Services	1.24%	0.00%	1.24%
Healthcare Equipment	0.92%	0.21%	1.13%
Aerospace & Defense	1.01%	0.00%	1.01%
Integrated Oil & Gas	0.99%	0.00%	0.99%
Biotechnology	0.95%	0.00%	0.95%
Managed Healthcare	0.80%	0.00%	0.80%
Integrated Telecommunication Services	0.70%	0.00%	0.70%
Electric Utilities	0.65%	0.00%	0.65%
Multi-Sector Holdings	0.64%	0.00%	0.64%
Movies & Entertainment	0.63%	0.00%	0.63%
Application Software	0.61%	0.00%	0.61%
Oil & Gas Exploration & Production	0.58%	0.00%	0.58%
Industrial Conglomerates	0.56%	0.00%	0.56%
Soft Drinks	0.54%	0.00%	0.54%
Household Products	0.50%	0.00%	0.50%
IT Consulting & Other Services	0.34%	0.16%	0.50%
Home Improvement Retail	0.49%	0.00%	0.49%
Regional Banks	0.45%	0.00%	0.45%
Communications Equipment	0.42%	0.00%	0.42%
Restaurants	0.39%	0.00%	0.39%
Specialized REITs	0.39%	0.00%	0.39%
Railroads	0.36%	0.00%	0.36%
Tobacco	0.36%	0.00%	0.36%
Hypermarkets & Super Centers	0.36%	0.00%	0.36%
Packaged Foods & Meats	0.35%	0.00%	0.35%
Life Sciences Tools & Services	0.35%	0.00%	0.35%
Asset Management & Custody Banks	0.35%	0.00%	0.35%
Multi-Utilities	0.34%	0.00%	0.34%
Cable & Satellite	0.34%	0.00%	0.34%
Investment Banking & Brokerage	0.33%	0.00%	0.33%
Financial Exchanges & Data	0.32%	0.00%	0.32%
Industrial Machinery	0.29%	0.00%	0.29%
Property & Casualty Insurance	0.18%	0.09%	0.27%
Healthcare Services	0.27%	0.00%	0.27%
Life & Health Insurance	0.27%	0.00%	0.27%
Air Freight & Logistics	0.25%	0.00%	0.25%
Consumer Finance	0.25%	0.00%	0.25%
Oil & Gas Equipment & Services	0.23%	0.02%	0.25%
Oil & Gas Refining & Marketing	0.25%	0.00%	0.25%
Diversified Chemicals	0.24%	0.00%	0.24%
Construction Machinery & Heavy Trucks	0.21%	0.00%	0.21%
Electrical Components & Equipment	0.19%	0.00%	0.19%
Apparel Retail	0.19%	0.00%	0.19%
Specialty Chemicals	0.19%	0.00%	0.19%
Hotels, Resorts & Cruise Lines	0.18%	0.00%	0.18%
Interactive Home Entertainment	0.17%	0.00%	0.17%
Airlines	0.17%	0.00%	0.17%
Insurance Brokers	0.08%	0.08%	0.16%
Footwear	0.16%	0.00%	0.16%
Retail REITs	0.16%	0.00%	0.16%
Residential REITs	0.15%	0.00%	0.15%
General Merchandise Stores	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.14%	0.00%	0.14%
Apparel, Accessories & Luxury Goods	0.14%	0.00%	0.14%
Multi-Line Insurance	0.13%	0.00%	0.13%
Industrial Gases	0.12%	0.00%	0.12%
Automobile Manufacturers	0.12%	0.00%	0.12%

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

Automotive Retail	0.12%	0.00%	0.12%
Semiconductor Equipment	0.12%	0.00%	0.12%
Healthcare Distributors	0.11%	0.00%	0.11%
Research & Consulting Services	0.07%	0.03%	0.10%
Building Products	0.09%	0.01%	0.10%
Paper Packaging	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Drug Retail	0.09%	0.00%	0.09%
Health Care REITs	0.08%	0.00%	0.08%
Office REITs	0.08%	0.00%	0.08%
Electronic Components	0.08%	0.00%	0.08%
Industrial REITs	0.08%	0.00%	0.08%
Healthcare Supplies	0.08%	0.00%	0.08%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Agricultural & Farm Machinery	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Distillers & Vintners	0.06%	0.00%	0.06%
Specialty Stores	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Food Distributors	0.05%	0.00%	0.05%
Home Building	0.05%	0.00%	0.05%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.01%	0.04%	0.05%
Broadcasting	0.05%	0.00%	0.05%
Auto Parts & Equipment	0.01%	0.04%	0.05%
Commodity Chemicals	0.05%	0.00%	0.05%
Department Stores	0.05%	0.00%	0.05%
Agricultural Products	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Diversified Support Services	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Advertising	0.04%	0.00%	0.04%
Construction & Engineering	0.04%	0.00%	0.04%
Food Retail	0.03%	0.00%	0.03%
Independent Power Producers & Energy Traders	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Copper	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Home Furnishings	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Leisure Products	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Hotel & Resort REITs	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Metal & Glass Containers	0.02%	0.00%	0.02%
Brewers	0.02%	0.00%	0.02%
Trucking	0.02%	0.00%	0.02%
Reinsurance	0.00%	0.02%	0.02%
Electronic Equipment & Instruments	0.02%	0.00%	0.02%
Oil & Gas Drilling	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Motorcycle Manufacturers	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Tires & Rubber	0.01%	0.00%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
			66.31%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	13.46%
Corporate Notes	12.23%
Agency Mortgage Backed	3.49%
Non-Agency Collateralized Mortgage Obligations	1.06%
Asset Backed	0.78%
Municipal Bonds and Notes	0.20%
Sovereign Bonds	0.16%
Agency Collateralized Mortgage Obligations	0.05%

31.43%

Elfun Diversified Fund Schedule of Investments	September 30, 2018 (Unaudited)

Short-Term Investments
Short-Term Investments	2.26%

2.26%

100.00%

Affiliate Table
	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases		Proceeds from Shares Sold		Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	173,223	$6,360,749	$		$			$(116,060)	173,223	$6,244,689	$225,308
State Street Corp.	1,259	122,891		—		6,518	1,539	(17,795)	1,195	100,117	1,592
State Street Global Equity ex-U.S. Index Portfolio	5,392,983	58,298,151		—		2,660,000	251,055	(1,743,285)	5,156,754	54,145,921	—
State Street Institutional Treasury Money Market Fund - Premier Class	1,588,325	1,588,325		8,309,472		8,124,817	—	—	1,772,980	1,772,980	17,932
State Street Institutional Treasury Plus Fund - Premier Class	2,107,995	2,107,995		880,686		2,640,112	—	—	348,569	348,569	16,115
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,759,353	1,759,353		13,908,639		13,519,678	—	—	2,148,314	2,148,314	22,191

TOTAL		$70,237,464		$23,098,797		$26,951,125	$252,594	$(1,877,140)		$64,760,590	$283,138

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments ) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Boards.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2018, the Fund entered into futures contracts for the equitization of cash and management of interest rate risk.

Options on Exchanged Traded Futures Contracts

The Fund may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2018, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Credit Default Swaps

During the period ended September 30, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2018, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Funds generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The funds may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market auction, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Diversified Fund	$186,008,303	$22,906,184	$(3,440,817)	19,465,367

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: November 26, 2018